CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company		$ (4,731,049)	$ (3,309,673)	[1]
Less: loss attributable to non-controlling interest				[1]
Net loss		(4,731,049)	(3,309,673)	[1]
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense		61,412	64,264	[1]
Amortization expense		43,907	3,583	[1]
Equity based compensation charge		144,000	288,000	[1]
Shares issued for services		2,032,275	658,577	[1]
Other foreign currency movements			13,436
Derivative liability		36,074		[1]
Amortized discount on convertible note payable		1,112		[1]
Non- cash investment in affiliates		(3,000)		[1]
Changes in Assets and Liabilities
Accounts receivable		162,132	(226,161)	[1]
Inventory		45,742	(21,581)	[1]
Recoverable IVA taxes and credits		64,117	(246,697)	[1]
Prepayments		(227,864)	(2,014)
Other assets		1,865	(5,520)	[1]
Accounts payable and accrued expenses		282,115	(64,129)	[1]
IVA and other taxes payable		(25,936)	183,689	[1]
Advances from customers		130,147	(1,106)	[1]
Interest accruals		53,498	3,320	[1]
CASH USED IN OPERATING ACTIVITIES		(1,929,453)	(2,675,448)	[1]
CASH FLOWS FROM INVESTING ACTIVITIES:
Reverse merger transaction		(1,547)		[1]
Purchase of property and equipment		(453)	(4,779)	[1]
Intangibles assets			(215,000)	[1]
NET CASH USED IN INVESTING ACTIVITIES		(2,000)	(219,779)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued		375,000	2,990,000	[1]
Share issue expenses			(388,700)	[1]
Proceeds from loans payable		370,000	685,001	[1]
Proceeds from convertible debt		77,000		[1]
NET CASH PROVIDED BY FINANCING ACTIVITIES		822,000	3,286,301	[1]
Effect of exchange rate changes on cash and cash equivalents		323,580	253,821	[1]
NET (DECREASE) INCREASE IN CASH		(785,873)	658,331	[1]
CASH AT BEGINNING OF PERIOD	[1]	832,159	173,828
CASH AT END OF PERIOD		46,286	832,159	[1]
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes				[1]
Cash paid for interest				[1]
NON-CASH INVESTING AND FINANCING AVTIVITIES
Conversion of debt to equity			$ 2,909,423	[1]

[1]	As Restated